AIM ETF Products Trust
(the “Trust”)
And the Trust’s series
AllianzIM U.S. Large Cap Buffer10 Oct ETF
AllianzIM U.S. Large Cap Buffer20 Oct ETF
 (each a “Fund” and together the “Funds”)

Supplement, dated October 1, 2022
to each Fund’s Prospectus, dated October 1, 2022

This supplement updates certain information contained in each Fund’s prospectus and SAI and should be attached to the prospectus and SAI and retained for future reference.

Effective October 31, 2022, each Fund’s ticker symbol will change, and each Fund’s prospectus and SAI is revised, as follows:

Fund	Existing Ticker	New Ticker
AllianzIM U.S. Large Cap Buffer10 Oct ETF	AZAO	OCTT
AllianzIM U.S. Large Cap Buffer20 Oct ETF	AZBO	OCTW